UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Asset Management, Inc.
Address:    #5 Radnor Corporate Center, Suite 300
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Catherine T. Reese
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Catherine T. Reese      Radnor, Pennsylvania    May 5, 2003

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/03
                         RUN DATE: 05/02/03 12:34 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   56

FORM 13F INFORMATION TABLE VALUE TOTAL:   $9,240,556,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 03/31/03

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFLAC INC COM                  COM              001055102   100601  3138865 SH       SOLE                  2889294        0   249571
ALLERGAN INC COM               COM              018490102      546     8000 SH       SOLE                     8000        0        0
AMERICAN INTL GROUP INC        COM              026874107   355042  7179813 SH       SOLE                  6588819        0   590993
AMGEN INC                      COM              031162100   391719  6806585 SH       SOLE                  6241348        0   565237
ANHEUSER BUSCH COS INC         COM              035229103    91863  1970876 SH       SOLE                  1812038        0   158838
AUTOMATIC DATA PROCESSING      COM              053015103   224186  7281120 SH       SOLE                  6676278        0   604842
BANK OF AMERICA                COM              060505104    92234  1379919 SH       SOLE                  1265406        0   114513
BED BATH & BEYOND INC COM      COM              075896100   136011  3937793 SH       SOLE                  3592524        0   345269
BIOMET INC                     COM              090613100      383    12500 SH       SOLE                    12500        0        0
CARDINAL HEALTH INC COM        COM              14149Y108   335975  5897400 SH       SOLE                  5414127        0   483273
CISCO SYS INC                  COM              17275R102   182421 14053968 SH       SOLE                 12911101        0  1142867
CITIGROUP INC.                 COM              172967101   226032  6561163 SH       SOLE                  6012014        0   549149
CITIZENS COMMUNICATIONS CO COM COM              17453B101      101    10145 SH       SOLE                        0        0    10145
COCA COLA CO                   COM              191216100   116494  2877822 SH       SOLE                  2636533        0   241289
COLGATE PALMOLIVE CO           COM              194162103   306191  5624383 SH       SOLE                  5167995        0   456388
CONCORD EFS INC COM            COM              206197105      188    20000 SH       SOLE                    20000        0        0
DELL COMPUTER CORP COM         COM              247025109   168203  6159009 SH       SOLE                  5680412        0   478597
DOLLAR GEN CORP COM            COM              256669102     6337   518991 SH       SOLE                   509400        0     9591
FAMILY DLR STORES INC COM      COM              307000109      519    16800 SH       SOLE                    12000        0     4800
FANNIE MAE                     COM              313586109   315554  4828671 SH       SOLE                  4432589        0   396083
FIRST DATA CORP                COM              319963104   163750  4424484 SH       SOLE                  4061269        0   363215
FOREST LABS INC                COM              345838106     3362    62296 SH       SOLE                    42896        0    19400
GENERAL ELEC CO                COM              369604103   422474 16567609 SH       SOLE                 15187768        0  1379841
HARLEY DAVIDSON INC COM        COM              412822108     5878   148022 SH       SOLE                   137022        0    11000
ILLINOIS TOOL WORKS INC        COM              452308109      293     5040 SH       SOLE                     5040        0        0
INTERNATIONAL BUSINESS MACHINE COM              459200101   257623  3284753 SH       SOLE                  3005369        0   279384
JOHNSON & JOHNSON              COM              478160104   381665  6595211 SH       SOLE                  6086221        0   508989
KOHLS CORP COM                 COM              500255104      659    11640 SH       SOLE                    11640        0        0
LINEAR TECHNOLOGY CORP COM     COM              535678106      401    13000 SH       SOLE                    13000        0        0
LOWES CO                       COM              548661107   217720  5333653 SH       SOLE                  4911135        0   422518
MBNA CORP                      COM              55262L100   225309 14970721 SH       SOLE                 13741948        0  1228773
MARSH MCLENNAN                 COM              571748102   189559  4446621 SH       SOLE                  4080830        0   365791
MEDIMMUNE INC COM              COM              584699102      493    15010 SH       SOLE                    15010        0        0
MEDTRONIC INC                  COM              585055106   385619  8546519 SH       SOLE                  7838442        0   708077
MICROSOFT CORP                 COM              594918104   372549 15388207 SH       SOLE                 14128755        0  1259452
MOLEX INC COM                  COM              608554101     2513   116975 SH       SOLE                   116975        0        0
NOKIA CORP SPONSORED ADR       COM              654902204   119722  8545444 SH       SOLE                  7804459        0   740985
ORACLE CORP                    COM              68389X105    93216  8592119 SH       SOLE                  7882252        0   709867
PEPSICO INC                    COM              713448108   329106  8227638 SH       SOLE                  7568073        0   659565
PFIZER INC                     COM              717081103   474039 15213068 SH       SOLE                 13968068        0  1245000
PROCTER & GAMBLE CO            COM              742718109   212981  2391702 SH       SOLE                  2193869        0   197833
SLM CORPORATION COM            COM              78442P106   200465  1807297 SH       SOLE                  1648193        0   159104
SIEBEL SYS INC COM             COM              826170102      238    29675 SH       SOLE                    29675        0        0
STATE STR CORP                 COM              857477103   149553  4728212 SH       SOLE                  4343127        0   385085
STRYKER CORP                   COM              863667101     5074    73915 SH       SOLE                    73915        0        0
SYSCO CORPORATION              COM              871829107   244950  9628522 SH       SOLE                  8819326        0   809196
TARGET CORP                    COM              87612E106    98943  3381516 SH       SOLE                  3103587        0   277929
TEXAS INSTRUMENTS INC          COM              882508104   157315  9609956 SH       SOLE                  8814715        0   795241
3M COMPANY COM                 COM              88579Y101   305762  2351474 SH       SOLE                  2158893        0   192581
UNITED PARCEL SVC INC CL B     COM              911312106   159950  2806136 SH       SOLE                  2596023        0   210113
UNITED TECHNOLOGIES CORP       COM              913017109      231     4000 SH       SOLE                     4000        0        0
UNITEDHEALTH GROUP INC         COM              91324P102   208764  2277348 SH       SOLE                  2097452        0   179896
WAL MART STORES INC            COM              931142103   360442  6927588 SH       SOLE                  6356414        0   571173
WALGREEN COMPANY               COM              931422109   234308  7948031 SH       SOLE                  7288409        0   659622
WELLS FARGO NEW                COM              949746101   204690  4549684 SH       SOLE                  4176887        0   372797
ZIMMER HLDGS INC COM           COM              98956P102      340     7000 SH       SOLE                     7000        0        0

     LINE COUNT: 56